Note 5 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
Note E - Deposits

Following is a summary of interest-bearing deposits at December 31:

	2012	2011
NOW accounts	$106,581	$101,907
Savings and Money Market	197,062	200,072
Time:
In denominations under $100,000	110,002	126,705
In denominations of $100,000 or more	101,893	121,059
Total time deposits	211,895	247,764
Total interest-bearing deposits	$515,538	$549,743

Following is a summary of total time deposits by remaining maturity at December 31, 2012:

2013	$119,568
2014	66,277
2015	15,767
2016	5,502
2017	3,983
Thereafter	798
Total	$211,895

Brokered deposits, included in time deposits, were $23,839 and $31,271 at December 31, 2012 and 2011, respectively.